SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of property, equipment and software estimated useful lives
Property, equipment and software are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	5 years
Software	2-10 years
Building	37 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Summary of amortization periods by intangible asset classes	The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	1.5-2 years
Trademark	3-10 years

Summary of disaggregated revenue by types
For the years ended December 31, 2018, 2019 and 2020, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Online tutoring services	362,622	2,084,803	7,109,255
- K-12 courses	290,890	1,706,538	6,237,399
- Foreign language, professional and admission courses	71,732	378,265	871,856
Other services	34,684	30,052	15,489

Total net revenues	397,306	2,114,855	7,124,744

Summary of contract liabilities arising from contract with customers
The following table provides information about the Group’s contract liabilities and refund liability arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	Year ended December 31,
	2019	2020
	RMB	RMB

Deferred revenue, current	1,331,962	2,724,614
Deferred revenue, non-current	5,674	9,125

	1,337,636	2,733,739

Refund liability	54,567	120,709